Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 27,332,896	$ 126,483,655	$ 174,550,466
Level 3 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	$ 423,937	$ 1,054,856	$ 3,865,313